Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tonnage taxes	$ 2,565	$ 2,438	$ 3,717
Income tax	$ 236	$ 267	$ 0